11. Derivative Liability	12 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
11. Derivative Liability

Warrants Issued in Conjunction with the Company’s December 9, 2013 and February 26, 2014 Registered Direct Offerings

The Company deems financial instruments which require net-cash settlement as either an asset or a liability. The common stock purchase warrants issued in conjunction with the Company’s December 9, 2013 and February 26, 2014 registered direct offerings contain a net-cash settlement feature which give the warrant holder the right to net-cash settlement in the event certain transactions occur. Pursuant to the terms of the warrants, if such a transaction occurs the warrant holder will be entitled to a net-cash settlement value calculated using the Black-Scholes valuation model using an expected volatility equal to the greater of 100% and the 30 day volatility obtained from the HVT function on Bloomberg, an expected term equal to the remaining term of the warrants, and applicable risk-free interest rate corresponding to the U.S. Treasury.

The derivative liabilities relating to the warrants with net-cash settlement provisions were valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

Fair Value - Issue Date	Measurement Date	Warrants	Remaining Contract Term in Years	Exercise Price	Volatility	Risk-free Interest Rate	Fair Value
Placement Agent Warrants	December 9, 2013	16,500	2.40	$5.00	223%	0.44%	$64,000
Investor - Series A Warrants	February 26, 2014	450,620	1.50	$3.00	100%	0.44%	814,000
Investor - Series B Warrants	February 26, 2014	1,400,000	1.50	$3.63	100%	0.44%	2,271,000
Placement Agent Warrants	February 26, 2014	69,037	2.18	$3.00	100%	0.44%	143,000
							$3,292,000
Fair Value – Exercises
Investor - Series A Warrants	March 18, 2014	315,434	1.44	$3.00	104%	0.44%	$1,180,000
Investor - Series A Warrants	March 19, 2014	134,186	1.44	$3.00	104%	0.44%	503,000
							$1,683,000
Fair Value – Reporting Date
Placement Agent Warrants	March 31, 2014	16,500	2.09	$5.00	128%	0.44%	$37,000
Investor - Series A Warrants	March 31, 2014	1,000	1.41	$3.00	128%	0.44%	1,000
Investor - Series B Warrants	March 31, 2014	1,400,000	1.41	$3.63	128%	0.44%	2,958,000
Placement Agent Warrants	March 31, 2014	69,037	2.09	$3.00	128%	0.44%	179,000
							$3,175,000
Fair Value – Reporting Date
Placement Agent Warrants	March 31, 2015	16,500	1.09	$5.00	100%	0.26%	$1,000
Investor - Series A Warrants	March 31, 2015	1,000	0.41	$3.00	100%	0.14%	–
Investor - Series B Warrants	March 31, 2015	1,400,000	0.41	$3.63	100%	0.14%	5,000
Placement Agent Warrants	March 31, 2015	69,037	1.09	$3.00	100%	0.26%	5,000
							$11,000

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Year Ended March 31,
	2015	2014
Beginning balance	$3,175,000	$–
Fair value of warrants issued	–	3,292,000
Mark to market net unrealized (gain) loss	(3,164,000)	1,566,000
Reclassification to additional paid in capital	–	(1,683,000)
Ending balance	$11,000	$3,175,000